Trade payables and other liabilities - Summary of Change in Carrying Value of the Warrants (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure For Change In Carrying Value Of The Warrants. [Line Items]
Initial recognition	$ 54	$ 0
Issuance of warrants as part of reverse recapitalization	0	91
Change in fair value	(40)	(37)
Ending balance	$ 14	$ 54
Total
Disclosure For Change In Carrying Value Of The Warrants. [Line Items]
Issuance Of Warrants As Part Of Reverse Recapitalization		4